Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at May. 24, 2020
Balance (in Shares) at May. 24, 2020
Issuance of ordinary shares to Sponsor	$ 400	28,350		28,750
Issuance of ordinary shares to Sponsor (in Shares)	4,000,000
Sale of private placement shares and private placement warrants to Sponsor in a private placement	$ 45	5,999,955		6,000,000
Sale of private placement shares and private placement warrants to Sponsor in a private placement (in Shares)	450,000
Increase in redemption value of ordinary shares subject to possible redemption		(6,028,305)	(3,390,115)	(9,418,420)
Net loss			(173,542)	(173,542)
Balance at Dec. 31, 2020	$ 445		(3,563,657)	(3,563,212)
Balance (in Shares) at Dec. 31, 2020	4,450,000
Net loss			(108,002)	(108,002)
Balance at Mar. 31, 2021	$ 445		(3,671,659)	(3,671,214)
Balance (in Shares) at Mar. 31, 2021	4,450,000
Balance at Dec. 31, 2020	$ 445		(3,563,657)	(3,563,212)
Balance (in Shares) at Dec. 31, 2020	4,450,000
Net loss			(378,753)	(378,753)
Balance at Dec. 31, 2021	$ 445		(3,942,410)	(3,941,965)
Balance (in Shares) at Dec. 31, 2021	4,450,000
Balance at Mar. 31, 2021	$ 445		(3,671,659)	(3,671,214)
Balance (in Shares) at Mar. 31, 2021	4,450,000
Net loss			(92,329)	(92,329)
Balance at Jun. 30, 2021	$ 445		(3,763,988)	(3,763,543)
Balance (in Shares) at Jun. 30, 2021	4,450,000
Balance at Dec. 31, 2021	$ 445		(3,942,410)	(3,941,965)
Balance (in Shares) at Dec. 31, 2021	4,450,000
Net loss			(437,689)	(437,689)
Balance at Mar. 31, 2022	$ 445		(4,380,099)	(4,379,654)
Balance (in Shares) at Mar. 31, 2022	4,450,000
Increase in redemption value of ordinary shares subject to possible redemption			(139,964)	(139,964)
Net loss			(734,921)	(734,921)
Balance at Jun. 30, 2022	$ 445		$ (5,254,984)	$ (5,254,539)
Balance (in Shares) at Jun. 30, 2022	4,450,000